Restatement of Previously Issued Financial Statements (Details) - Schedule of Effect of the Restatement on each Financial Statement (Parentheticals) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
As Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A ordinary shares subject to possible redemption, shares outstanding	4,056,190	0
Class A ordinary shares subject to possible redemption, redemption value	$ 10.32	$ 0
Adjustments [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A ordinary shares subject to possible redemption, shares outstanding	4,056,190	0
Class A ordinary shares subject to possible redemption, redemption value	$ 10.32	$ 0
As Restated [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A ordinary shares subject to possible redemption, shares outstanding	4,056,190	0
Class A ordinary shares subject to possible redemption, redemption value	$ 10.32	$ 0